UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-22350
Investment Company Act File Number
Global Opportunities Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Commercial Mortgage-Backed Securities — 8.5%

	Principal
Security	Amount	Value
COMM, Series 2004-LB2A, Class A4, 4.715%, 3/10/39	$15,000,000	$15,840,048
CSFB, Series 2004-C1, Class A4, 4.75%, 1/15/37(3)	15,000,000	15,794,343
MLMT, Series 2003-KEY1, Class A4, 5.236%, 11/12/35(3)	10,000,000	10,703,154

Total Commercial Mortgage-Backed Securities (identified cost $40,060,018)		$42,337,545

U.S. Government Agency Obligations — 11.4%

	Principal
Security	Amount	Value
Federal Home Loan Bank:
5.365%, 9/9/24	$3,300,000	$3,885,585
5.375%, 9/30/22	8,300,000	9,776,064
5.375%, 8/15/24	2,700,000	3,148,923
5.75%, 6/12/26	8,150,000	9,742,665

		$26,553,237

United States Agency for International Development - Israel:
5.50%, 12/4/23	$5,000,000	$5,981,845
5.50%, 4/26/24	20,000,000	24,004,260

		$29,986,105

Total U.S. Government Agency Obligations (identified cost $52,181,356)		$56,539,342

U.S. Treasury Obligations — 0.4%

	Principal
Security	Amount	Value
U.S. Treasury Note, 4.875%, 6/30/12	$2,000,000	$2,083,984

Total U.S. Treasury Obligations (identified cost $2,013,138)		$2,083,984

Precious Metals — 19.3%

	Troy
Description	Ounces	Value
Gold(4)	59,183	$96,195,405

Total Precious Metals (identified cost $85,020,231)		$96,195,405

Short-Term Investments — 16.6%

Foreign Government Securities — 13.9%

		Principal
Security		Amount	Value
Malaysia — 10.4%
Malaysia Treasury Bill, 0.00%, 8/9/11	MYR	45,158,000	$15,205,138
Malaysia Treasury Bill, 0.00%, 8/23/11	MYR	20,736,000	6,972,486
Malaysia Treasury Bill, 0.00%, 8/24/11	MYR	19,512,000	6,562,164
Malaysia Treasury Bill, 0.00%, 9/22/11	MYR	785,000	263,375
Malaysia Treasury Bill, 0.00%, 9/27/11	MYR	24,866,000	8,338,237
Malaysia Treasury Bill, 0.00%, 10/4/11	MYR	20,809,000	6,974,192

		Principal
Security		Amount	Value
Malaysia Treasury Bill, 0.00%, 11/17/11	MYR	14,156,000	$4,726,877
Malaysia Treasury Bill, 0.00%, 11/24/11	MYR	8,139,000	2,716,043

Total Malaysia			$51,758,512

Serbia — 3.5%
Serbia Treasury Bill, 0.00%, 8/2/12	RSD	1,400,000,000	$17,387,635

Total Serbia			$17,387,635

Total Foreign Government Securities (identified cost $68,368,735)			$69,146,147

Other Securities — 2.7%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(5)	$13,630	$13,629,608

Total Other Securities (identified cost $13,629,608)		$13,629,608

Total Short-Term Investments (identified cost $81,998,343)		$82,775,755

Total Investments — 88.6% (identified cost $411,418,652)		$441,651,972

Other Assets, Less Liabilities — 11.4%		$56,721,005

Net Assets — 100.0%		$498,372,977

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

MYR	-	Malaysian Ringgit

RSD	-	Serbian Dinar

COMM	-	Commercial Mortgage Pass-Through Certificate

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.

MLMT	-	Merrill Lynch Mortgage Trust

(1)		Adjustable rate mortgage security. Rate shown is the rate at July 31, 2011.

(2)		Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(3)		Weighted average fixed-rate coupon that changes/updates monthly.

(4)		Non-income producing.

(5)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2011 was $79,681.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2011 were $96,378,678 or 19.3% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2011 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
8/18/11	Euro 12,126,528	United States Dollar 17,552,906	Credit Suisse	$134,318
8/18/11	Euro 68,620,000	United States Dollar 97,128,522	Credit Suisse	(1,437,496)

				$(1,303,178)

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
8/22/11	South Korean Won 18,322,000,000	United States Dollar 16,764,571	Barclays Bank PLC	$606,341
8/29/11	Mexican Peso 197,019,762	United States Dollar 16,844,623	Bank of America	(100,464)
8/29/11	Polish Zloty 69,440,000	Euro 17,321,892	Nomura International PLC	10,653
8/30/11	Norwegian Krone 45,608,077	Euro 5,870,785	Goldman Sachs, Inc.	25,774
8/30/11	Norwegian Krone 51,400,000	Euro 6,618,019	Nomura International PLC	26,631
9/20/11	Swedish Krona 347,810,371	Euro 37,500,074	Credit Suisse	1,316,107
9/23/11	Indonesian Rupiah 139,520,000,000	United States Dollar 16,040,469	Bank of America	382,499
9/29/11	Indian Rupee 159,832,000	United States Dollar 3,623,610	Bank of America	(25,319)
9/29/11	Indian Rupee 135,802,000	United States Dollar 3,078,817	Barclays Bank PLC	(21,513)
9/29/11	Indian Rupee 150,887,000	United States Dollar 3,421,590	BNP Paribas SA	(24,678)
9/29/11	Indian Rupee 159,832,000	United States Dollar 3,623,610	Credit Suisse	(25,319)
9/29/11	Indian Rupee 129,647,000	United States Dollar 2,939,275	Goldman Sachs, Inc.	(20,538)

				$2,150,174

At July 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Portfolio engages in forward foreign currency exchange contracts to enhance return, to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

At July 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $2,502,323 and $1,655,327, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$411,371,199

Gross unrealized appreciation	$30,280,773
Gross unrealized depreciation	—

Net unrealized appreciation	$30,280,773

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Mortgage Pass-Throughs	$—	$150,068,027	$—	$150,068,027
Collateralized Mortgage Obligations	—	11,651,914	—	11,651,914
Commercial Mortgage-Backed Securities	—	42,337,545	—	42,337,545
U.S. Government Agency Obligations	—	56,539,342	—	56,539,342
U.S. Treasury Obligations	—	2,083,984	—	2,083,984
Precious Metals	96,195,405	—	—	96,195,405
Short-Term Investments -
Foreign Government Securities	—	69,146,147	—	69,146,147
Other Securities	—	13,629,608	—	13,629,608

Total Investments	$96,195,405	$345,456,567	$—	$441,651,972

Forward Foreign Currency Exchange Contracts	$—	$2,502,323	$—	$2,502,323

Total	$96,195,405	$347,958,890	$—	$444,154,295

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,655,327)	$—	$(1,655,327)

Total	$—	$(1,655,327)	$—	$(1,655,327)

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Global Opportunities Portfolio

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date:	September 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date:	September 26, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	September 26, 2011